Defined Contribution Plan - Additional Information (Detail) - Defined Contribution Plan [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Defined Contribution Plan Disclosure [Line Items]
Defined contribution plan, annual limit of eligible compensation percentage	90.00%
Defined contribution plan, employer matching contribution, percent of employees gross pay	50.00%
Defined contribution plan, employer matching contribution, percent of match	6.00%
Defined contribution plan, employer contribution	$ 0.2	$ 0.2